Intangible Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	May 01, 2017	Aug. 01, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2015
Intangible Assets [Line Items]
Received amount						$ 4,000
Receipt of required investment	$ 5,000
Expiry term			11 years
Required payment of liquidated damages			$ 8,000
Remaining liability			$ 380
Expires term, description			The Company exclusively licensed two families of patents relating to hCDR1:One expired on September 22, 2022 (in the US. For all other countries, it expired on February 26, 2022) and the other expired on January 14, 2024.
Assets remained amount			$ 380	$ 380	$ 380
License agreement, description			Under the license agreement, the Company is required to make milestone payments of up to $2.2 million: $200,000 upon starting a Phase 3 clinical trial, $1 million upon FDA approval to market in the U.S., and $250,000 for marketing approval in each of China and three of the European Union’s Group of Five. In addition, the Company is required to pay 2%-3% royalties of annual net sales and sublicense fees of 15%-20% of whatever it receives from any sub-licensee.
Bottom of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties			2.00%
Percentage of sublicense fees			15.00%
Top of Range [Member]
Intangible Assets [Line Items]
Percentage of royalties			3.00%
Percentage of sublicense fees			20.00%
Yeda [Member]
Intangible Assets [Line Items]
Remaining liability			$ 127
License Agreement [Member]
Intangible Assets [Line Items]
Receipt of investment		$ 5,000